REVERSE MERGER	6 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
REVERSE MERGER

7. REVERSE MERGER

Merger Agreement

On January 4, 2019, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, the Company’s wholly owned subsidiary, Athena Merger Subsidiary, Inc., a Delaware corporation (“Merger Sub”), and Emmaus Life Sciences, Inc., a Delaware corporation (“Emmaus”). Under the terms of the Merger Agreement, pending stockholder approval of the transaction, Merger Sub will merge with and into Emmaus with Emmaus surviving the merger and becoming a wholly-owned subsidiary of MYnd (the “Merger”). Subject to the terms of the Merger Agreement, at the effective time of the Merger, Emmaus stockholders will receive a number of newly issued shares of MYnd common stock determined using the exchange ratio described below in exchange for their shares of Emmaus stock. Following the Merger, stockholders of Emmaus will become the majority owners of MYnd.

The exchange ratio will be determined prior to closing and will cause the MYnd securityholders (including holders of options and warrants) prior to the effective time to collectively own 5.9% of the post-merger company on a fully diluted basis and Emmaus securityholders (including holders of options, warrants and convertible notes) prior to the effective time to collectively own 94.1% of the post-merger company on a fully diluted basis. The exchange ratio will reflect any dilution that may result from securities sold by MYnd or Emmaus prior to the closing of the Merger and any changes to the number of outstanding convertible securities of each company. The Merger Agreement provides that if Emmaus converts certain debt obligations into equity within six months of the completion of the Merger, Emmaus will issue additional shares (equal to 5.9% of the shares issued in connection with the debt conversion to third parties) to an existing subsidiary of MYnd which is expected to be spun-off to stockholders of MYnd prior to the effective time of the merger, as described below.

The post-merger company, led by Emmaus’ management team, is expected to be named “Emmaus Life Sciences, Inc.” Prior to the closing of the Merger, MYnd will seek shareholder approval to conduct a reverse split of its outstanding shares if necessary to satisfy listing requirements of the Nasdaq Capital Market (the “NasdaqCM”). The post-merger company is expected to trade on the NasdaqCM under a new ticker symbol. At the closing, the post-merger company’s board of directors is expected to consist of one member from MYnd and up to six members from Emmaus. The Merger has been unanimously approved by the Board of Directors of each company. The transaction is expected to close no later than July 31, 2019, subject to approvals by the stockholders of MYnd and Emmaus, and other closing conditions, including but not limited to the approval of the continued listing of the post-merger company’s common stock on the NasdaqCM, conversion of MYnd’s preferred stock into common stock, satisfaction of certain cash and debt conversion conditions and consummation of the MYnd spin-off described below.

The parties to the Merger Agreement have made representations and warranties to each other as of specific dates for the purpose of allocating risk and not for the purpose of establishing facts. Accordingly, the representations and warranties should not be relied on as characterizations of the actual state of facts.

The Merger Agreement contains certain termination rights for each of MYnd and Emmaus, and further provides that, upon certain terminations of the Merger Agreement, MYnd may be required to pay Emmaus a termination fee of $750,000 and Emmaus may be required to pay MYnd a termination fee of $750,000; provided that if the termination results from the failure to obtain the approval of the continued listing of the post-merger company’s common stock on the NasdaqCM, this fee payable by Emmaus will be $1,600,000. In connection with the termination of the Merger Agreement upon certain circumstances, either party also may be required to pay the other party’s third party expenses up to $600,000. The termination of the Merger Agreement will not relieve any party thereto from any liability or damages resulting from or arising out of any fraud or willful or intentional breach of any representation, warranty, covenant, obligation or other provision contained in the Merger Agreement.

Spin-Off

Prior to the closing of the Merger, we intend, subject to obtaining any required regulatory approvals and the completion of certain tax analyses, to transfer all of our businesses, assets and liabilities not assumed by Emmaus to our existing wholly-owned subsidiary, Telemynd, Inc., a Delaware corporation (“Telemynd”), pursuant to the terms of the Amended and Restated Separation and Distribution Agreement (the “Separation Agreement”) entered into on March 27, 2019 by us, Telemynd and MYnd Analytics, Inc., a California corporation (“MYnd California”). We intend to distribute all shares of Telemynd held by us to our stockholders of record as a future record date will be determined for such potential distribution.

The Separation Agreement: (i) amended and restated in its entirety that certain Separation and Distribution Agreement dated as of January 4, 2019, by and between MYnd and MYnd California (the “Prior Agreement”) and (ii) caused Telemynd to assume all of the rights and obligations of MYnd California under the Prior Agreement.

Pursuant to the Separation Agreement, the Telemynd Business (as defined in the Separation Agreement) would be separated from the Company upon, and subject to, the closing of the transactions contemplated by the Separation Agreement (provided that such transactions occur at all), and the Company intends to distribute all shares of Telemynd held by it to the Company’s stockholders of record as of a future record date to be determined for such potential distribution. The Separation Agreement includes the terms of the proposed spin-off and the distribution to the Company’s stockholders and includes representations and warranties, covenants and conditions, which would impact the terms of the proposed spin-off and distribution. The proposed spin-off will be subject to conditions and regulatory approvals not entirely under the control of the Company and the terms of the proposed spin-off, if and when completed, are subject to change. The foregoing summary of the Separation Agreement is not complete and qualified in its entirety by reference to the text of the Separation Agreement filed herewith.

Amendment to Merger Agreement

On May 10, 2019, the parties executed amendment no. 1 to the Merger Agreement. By executing amendment no. 1, MYnd, Emmaus and Merger Sub agreed that: (i) the definition “Parent California Subsidiary” should be amended to refer to Telemynd, Inc., the newly formed wholly-owned corporation, (ii) MYnd would not adopt a new equity incentive plan at closing, which had been contemplated previously and determined to be unnecessary at this time, (iii) MYnd would be entitled to receive credit in its Net Liabilities calculation for certain agreed upon prepaid costs, (iv) Telemynd would be entitled to receive shares of MYnd after closing if the exchange ratio applicable to any Emmaus Warrants, Emmaus Convertible Notes or Emmaus Debentures is modified in a manner which causes additional shares of Emmaus to be issued upon exercise, conversation or exchange, during the six (6) month period after the closing of the Merger for any reason, and (v) the outside termination date was extended from May 31, 2019 to July 31, 2019.